Document and Entity Information	Apr. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 01, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Dec. 31, 2018
Vident Core U.S. Bond Strategy ETF | Vident Core U.S. Bond Strategy ETF
Prospectus:
Trading Symbol	VBND
Vident Core U.S. Equity Fund | Vident Core U.S. Equity Fund
Prospectus:
Trading Symbol	VUSE
Vident International Equity Fund | Vident International Equity Fund
Prospectus:
Trading Symbol	VIDI
PPTY - U.S. Diversified Real Estate ETF | PPTY - U.S. Diversified Real Estate ETF
Prospectus:
Trading Symbol	PPTY